SCHEDULE OF INCOME TAX RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss) before income taxes	$ (2,145,530)	$ (9,075,353)	$ (61,988,515)
PRC statutory EIT rate	25.00%	25.00%	25.00%
Income tax (benefit) computed at statutory EIT rate	$ (536,383)	$ (2,268,838)	$ (15,497,129)
Valuation allowance			1,798,398
Effect of tax holidays		109,630	93,455
Temporary difference	536,383	2,133,790	13,369,701
Permanent difference		25,418	242,818
Income tax (benefit) expense			$ 7,243